Commitments (Fuel purchase commitments) (Detail)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Government-related enterprise one, agreement one
Disclosure of information about fuel purchase commitments [line items]
Periods		2021-2039	2020-2039
Purchase quantities	[1]	2.8 million m3/day*	2.8 million m3/day*
Estimated unit costs (RMB)		2.37/m3	2.88 / m3
Government-related enterprise two, agreement one
Disclosure of information about fuel purchase commitments [line items]
Periods		2021-2023	2020-2023
Purchase quantities	[1]	991 million m3/year*	991 million m3/year*
Estimated unit costs (RMB)		2.18/m3	2.31 / m3
Government-related enterprise two, agreement two
Disclosure of information about fuel purchase commitments [line items]
Periods		2021-2023	2020-2023
Purchase quantities	[1]	541 million m3/year*	541 million m3/year*
Estimated unit costs (RMB)		2.52/m3	2.19 / m3
Government-related enterprise two, agreement three
Disclosure of information about fuel purchase commitments [line items]
Periods		2021-2023	2020-2023
Purchase quantities	[1]	450 million m3/year*	450 million m3/year*
Estimated unit costs (RMB)		2.11/m3	2.25 / m3
Government-related enterprise three, agreement one
Disclosure of information about fuel purchase commitments [line items]
Periods		2021-2026	2020-2026
Purchase quantities	[1]	222 million m3/year*	200 million m3/year*
Estimated unit costs (RMB)		2.22/m3	2.60 / m3
Government-related enterprise three, agreement two
Disclosure of information about fuel purchase commitments [line items]
Periods		2021
Purchase quantities	[1]	40 million m3/year*
Estimated unit costs (RMB)		1.86/m3
Other suppliers, agreement one
Disclosure of information about fuel purchase commitments [line items]
Periods		2021	2020-2021
Purchase quantities	[2]	201.5-251.5 BBtu**/day	201.5-251.5BBtu**/day
Estimated unit costs (RMB)		approximately48,000/BBtu	approximately 47,000/BBtu
Other suppliers, agreement two
Disclosure of information about fuel purchase commitments [line items]
Periods		2022	2022
Purchase quantities	[2]	205.5-255.5 BBtu**/day	205.5-255.5BBtu**/day
Estimated unit costs (RMB)		approximately47,000/BBtu	approximately 45,000/BBtu
Other suppliers, agreement three
Disclosure of information about fuel purchase commitments [line items]
Periods		2023	2023
Purchase quantities	[2]	81.5-247.5 BBtu**/day	81.5-247.5 BBtu**/day
Estimated unit costs (RMB)		approximately42,000/BBtu	approximately 41,000/BBtu
Other suppliers, agreement four
Disclosure of information about fuel purchase commitments [line items]
Periods		2024-2028	2024-2028
Purchase quantities	[2]	42.4-81.5 BBtu**/day	42.4-81.5 BBtu**/day
Estimated unit costs (RMB)		approximately38,000/BBtu	approximately 37,000/BBtu
Other suppliers, agreement five
Disclosure of information about fuel purchase commitments [line items]
Periods		2029	2029
Purchase quantities	[2]	42.4 BBtu**/day	42.4 BBtu**/day
Estimated unit costs (RMB)		approximately28,000/BBtu	approximately 31,000/BBtu

[1]	The quantities represent the maximum volume, while others represent the minimum or forecasted volume if not specified.
[2]	BBtu: Billion British Thermal Unit